UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2024

Item 1.	Reports to Stockholders.

DWS Enhanced Commodity Strategy Fund

Class A: SKNRX

Annual Shareholder Report—June 30, 2024

This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund ("the Fund") for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.16%

Gross expense ratio as of the latest prospectus: 1.32%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 3.80% (unadjusted for sales charges) for the period ended June 30, 2024. The Fund's index, the Bloomberg Commodity Index, returned 5.00% for the same period.

The Fund, while producing a positive absolute return in the annual period, did not keep pace with its index.

We use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Tactical strategy was a key detractor. The portfolio averaged less than 100% market exposure during the period, which hurt results at a time in which generally favorable supply-and-demand conditions led to an uptrend in commodity prices.

The Fund’s Relative Value strategy also detracted, with the largest adverse effect coming from an underweight in energy. An overweight in agriculture hurt results, as well. On the other hand, an overweight in base metals contributed.

The Fund’s Roll Enhancement strategy contributed to the performance. We made a number of adjustments in this area over the course of the year in an effort to extract value by moving among shorter- and longer-dated contracts, and this activity had a positive effect on relative performance.

We invest in commodities using swaps and futures, and we invest the remainder of the Fund’s assets in a fixed-income portfolio. Holding fixed-income assets as collateral helped results given a strong contribution from yield and positive performance from positions in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. Overall, our decisions in this area hurt results. Natural gas trades were a key detractor, while crude oil trades were the most notable contributor.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

Bloomberg Commodity Index is made up of 23 exchange-traded futures on physical commodities, representing 21 commodities which are weighted to account for economic significance and market liquidity.

	Class A	Bloomberg Commodity Index
'14	$9,425	$10,000
'14	$9,039	$9,502
'14	$8,961	$9,402
'14	$8,565	$8,817
'14	$8,631	$8,746
'14	$8,565	$8,390
'14	$8,337	$7,750
'15	$8,196	$7,492
'15	$8,337	$7,685
'15	$8,054	$7,290
'15	$8,294	$7,708
'15	$8,085	$7,500
'15	$8,232	$7,629
'15	$7,619	$6,819
'15	$7,545	$6,757
'15	$7,354	$6,526
'15	$7,341	$6,497
'15	$7,041	$6,025
'15	$6,908	$5,839
'16	$6,828	$5,741
'16	$6,797	$5,648
'16	$7,006	$5,864
'16	$7,467	$6,363
'16	$7,516	$6,351
'16	$7,739	$6,613
'16	$7,296	$6,275
'16	$7,272	$6,165
'16	$7,472	$6,358
'16	$7,427	$6,327
'16	$7,497	$6,411
'16	$7,633	$6,527
'17	$7,620	$6,535
'17	$7,633	$6,549
'17	$7,391	$6,375
'17	$7,299	$6,279
'17	$7,200	$6,195
'17	$7,143	$6,183
'17	$7,267	$6,323
'17	$7,340	$6,349
'17	$7,401	$6,339
'17	$7,552	$6,475
'17	$7,585	$6,445
'17	$7,726	$6,638
'18	$7,877	$6,770
'18	$7,713	$6,652
'18	$7,703	$6,611
'18	$7,861	$6,782
'18	$7,986	$6,878
'18	$7,705	$6,638
'18	$7,481	$6,496
'18	$7,389	$6,381
'18	$7,427	$6,503
'18	$7,150	$6,363
'18	$6,812	$6,327
'18	$6,807	$5,891
'19	$7,077	$6,212
'19	$7,202	$6,275
'19	$7,181	$6,264
'19	$7,122	$6,237
'19	$6,844	$6,028
'19	$6,952	$6,189
'19	$6,879	$6,148
'19	$6,717	$6,005
'19	$6,691	$6,076
'19	$6,801	$6,199
'19	$6,661	$6,040
'19	$6,966	$6,344
'20	$6,574	$5,878
'20	$6,367	$5,581
'20	$5,577	$4,866
'20	$5,532	$4,792
'20	$5,747	$5,000
'20	$5,912	$5,114
'20	$6,180	$5,406
'20	$6,456	$5,771
'20	$6,279	$5,578
'20	$6,234	$5,656
'20	$6,525	$5,855
'20	$6,826	$6,146
'21	$6,976	$6,308
'21	$7,509	$6,716
'21	$7,353	$6,572
'21	$7,975	$7,116
'21	$8,231	$7,311
'21	$8,430	$7,446
'21	$8,595	$7,583
'21	$8,580	$7,560
'21	$9,031	$7,936
'21	$9,160	$8,142
'21	$8,514	$7,546
'21	$8,833	$7,812
'22	$9,490	$8,498
'22	$10,007	$9,028
'22	$10,826	$9,808
'22	$11,160	$10,214
'22	$11,268	$10,370
'22	$10,083	$9,253
'22	$10,438	$9,647
'22	$10,406	$9,656
'22	$9,556	$8,873
'22	$9,523	$9,049
'22	$9,814	$9,297
'22	$9,644	$9,070
'23	$9,886	$9,025
'23	$9,417	$8,601
'23	$9,507	$8,583
'23	$9,409	$8,519
'23	$9,021	$8,039
'23	$9,126	$8,363
'23	$9,500	$8,887
'23	$9,418	$8,819
'23	$9,308	$8,757
'23	$9,276	$8,781
'23	$9,243	$8,583
'23	$9,119	$8,352
'24	$9,119	$8,385
'24	$9,004	$8,262
'24	$9,282	$8,535
'24	$9,545	$8,765
'24	$9,760	$8,919
'24	$9,473	$8,782

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial invesment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	3.80%	6.38%	0.05%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	-2.16%	5.13%	-0.54%
Bloomberg Commodity Index	5.00%	7.25%	- 1.29%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	998,789,933
Number of Portfolio Holdings	273
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	8,847,551
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	32%
Government & Agency Obligations	31%
Cash Equivalents	21%
Asset-backed	8%
Commercial Mortgage-backed Securities	5%
Collateralized Mortgage Obligations	2%
Other Assets and Liabilities, Net	1%
Total	100%

Commodity-Linked Investments

Commodity Sector Allocation

Commodity	% of Net Assets
Agriculture	32%
Energy	24%
Precious Metals	19%
Industrials	17%
Livestock	6%
Total	98%

Fixed-Income Investments

Credit Quality

Credit Rating	% of Net Assets
AAA	57%
AA	6%
A	12%
BBB	23%
Below BBB	1%
Not Rated	1%
Total	100%

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.22% to 1.14%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses. Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DECSF-TSRA-A

 R-101796-1 (8/24)

DWS Enhanced Commodity Strategy Fund

Class C: SKCRX

Annual Shareholder Report—June 30, 2024

This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund ("the Fund") for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.91%

Gross expense ratio as of the latest prospectus: 1.99%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 3.05% (unadjusted for sales charges) for the period ended June 30, 2024. The Fund's index, the Bloomberg Commodity Index, returned 5.00% for the same period.

The Fund, while producing a positive absolute return in the annual period, did not keep pace with its index.

We use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Tactical strategy was a key detractor. The portfolio averaged less than 100% market exposure during the period, which hurt results at a time in which generally favorable supply-and-demand conditions led to an uptrend in commodity prices.

The Fund’s Relative Value strategy also detracted, with the largest adverse effect coming from an underweight in energy. An overweight in agriculture hurt results, as well. On the other hand, an overweight in base metals contributed.

The Fund’s Roll Enhancement strategy contributed to the performance. We made a number of adjustments in this area over the course of the year in an effort to extract value by moving among shorter- and longer-dated contracts, and this activity had a positive effect on relative performance.

We invest in commodities using swaps and futures, and we invest the remainder of the Fund’s assets in a fixed-income portfolio. Holding fixed-income assets as collateral helped results given a strong contribution from yield and positive performance from positions in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. Overall, our decisions in this area hurt results. Natural gas trades were a key detractor, while crude oil trades were the most notable contributor.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg Commodity Index is made up of 23 exchange-traded futures on physical commodities, representing 21 commodities which are weighted to account for economic significance and market liquidity.

	Class C	Bloomberg Commodity Index
'14	$10,000	$10,000
'14	$9,586	$9,502
'14	$9,496	$9,402
'14	$9,073	$8,817
'14	$9,136	$8,746
'14	$9,059	$8,390
'14	$8,812	$7,750
'15	$8,656	$7,492
'15	$8,805	$7,685
'15	$8,493	$7,290
'15	$8,741	$7,708
'15	$8,521	$7,500
'15	$8,670	$7,629
'15	$8,017	$6,819
'15	$7,932	$6,757
'15	$7,726	$6,526
'15	$7,712	$6,497
'15	$7,392	$6,025
'15	$7,243	$5,839
'16	$7,158	$5,741
'16	$7,122	$5,648
'16	$7,335	$5,864
'16	$7,818	$6,363
'16	$7,861	$6,351
'16	$8,088	$6,613
'16	$7,619	$6,275
'16	$7,598	$6,165
'16	$7,801	$6,358
'16	$7,742	$6,327
'16	$7,808	$6,411
'16	$7,951	$6,527
'17	$7,929	$6,535
'17	$7,936	$6,549
'17	$7,679	$6,375
'17	$7,581	$6,279
'17	$7,475	$6,195
'17	$7,407	$6,183
'17	$7,536	$6,323
'17	$7,604	$6,349
'17	$7,664	$6,339
'17	$7,815	$6,475
'17	$7,846	$6,445
'17	$7,989	$6,638
'18	$8,140	$6,770
'18	$7,967	$6,652
'18	$7,951	$6,611
'18	$8,103	$6,782
'18	$8,224	$6,878
'18	$7,936	$6,638
'18	$7,702	$6,496
'18	$7,604	$6,381
'18	$7,636	$6,503
'18	$7,343	$6,363
'18	$6,994	$6,327
'18	$6,987	$5,891
'19	$7,254	$6,212
'19	$7,380	$6,275
'19	$7,357	$6,264
'19	$7,290	$6,237
'19	$6,997	$6,028
'19	$7,105	$6,189
'19	$7,021	$6,148
'19	$6,862	$6,005
'19	$6,825	$6,076
'19	$6,942	$6,199
'19	$6,791	$6,040
'19	$7,096	$6,344
'20	$6,693	$5,878
'20	$6,474	$5,581
'20	$5,665	$4,866
'20	$5,623	$4,792
'20	$5,833	$5,000
'20	$5,998	$5,114
'20	$6,267	$5,406
'20	$6,537	$5,771
'20	$6,355	$5,578
'20	$6,313	$5,656
'20	$6,600	$5,855
'20	$6,900	$6,146
'21	$7,052	$6,308
'21	$7,576	$6,716
'21	$7,416	$6,572
'21	$8,041	$7,116
'21	$8,287	$7,311
'21	$8,490	$7,446
'21	$8,650	$7,583
'21	$8,633	$7,560
'21	$9,071	$7,936
'21	$9,204	$8,142
'21	$8,539	$7,546
'21	$8,853	$7,812
'22	$9,518	$8,498
'22	$10,026	$9,028
'22	$10,849	$9,808
'22	$11,175	$10,214
'22	$11,272	$10,370
'22	$10,087	$9,253
'22	$10,426	$9,647
'22	$10,389	$9,656
'22	$9,543	$8,873
'22	$9,507	$9,049
'22	$9,796	$9,297
'22	$9,615	$9,070
'23	$9,832	$9,025
'23	$9,380	$8,601
'23	$9,442	$8,583
'23	$9,351	$8,519
'23	$8,953	$8,039
'23	$9,049	$8,363
'23	$9,430	$8,887
'23	$9,339	$8,819
'23	$9,213	$8,757
'23	$9,195	$8,781
'23	$9,141	$8,583
'23	$9,017	$8,352
'24	$9,017	$8,385
'24	$8,889	$8,262
'24	$9,157	$8,535
'24	$9,413	$8,765
'24	$9,614	$8,919
'24	$9,325	$8,782

Yearly periods ended June 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	3.05%	5.59%	- 0.70%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	2.05%	5.59%	-0.70%
Bloomberg Commodity Index	5.00%	7.25%	- 1.29%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	998,789,933
Number of Portfolio Holdings	273
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	8,847,551
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	32%
Government & Agency Obligations	31%
Cash Equivalents	21%
Asset-backed	8%
Commercial Mortgage-backed Securities	5%
Collateralized Mortgage Obligations	2%
Other Assets and Liabilities, Net	1%
Total	100%

Commodity-Linked Investments

Commodity Sector Allocation

Commodity	% of Net Assets
Agriculture	32%
Energy	24%
Precious Metals	19%
Industrials	17%
Livestock	6%
Total	98%

Fixed-Income Investments

Credit Quality

Credit Rating	% of Net Assets
AAA	57%
AA	6%
A	12%
BBB	23%
Below BBB	1%
Not Rated	1%
Total	100%

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.97% to 1.89%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses. Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DECSF-TSRA-C

 R-101796-1 (8/24)

DWS Enhanced Commodity Strategy Fund

Class R6: SKRRX

Annual Shareholder Report—June 30, 2024

This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund ("the Fund") for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$91	0.89%

Gross expense ratio as of the latest prospectus: 0.96%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 4.11% for the period ended June 30, 2024. The Fund's index, the Bloomberg Commodity Index, returned 5.00% for the same period.

The Fund, while producing a positive absolute return in the annual period, did not keep pace with its index.

We use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Tactical strategy was a key detractor. The portfolio averaged less than 100% market exposure during the period, which hurt results at a time in which generally favorable supply-and-demand conditions led to an uptrend in commodity prices.

The Fund’s Relative Value strategy also detracted, with the largest adverse effect coming from an underweight in energy. An overweight in agriculture hurt results, as well. On the other hand, an overweight in base metals contributed.

The Fund’s Roll Enhancement strategy contributed to the performance. We made a number of adjustments in this area over the course of the year in an effort to extract value by moving among shorter- and longer-dated contracts, and this activity had a positive effect on relative performance.

We invest in commodities using swaps and futures, and we invest the remainder of the Fund’s assets in a fixed-income portfolio. Holding fixed-income assets as collateral helped results given a strong contribution from yield and positive performance from positions in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. Overall, our decisions in this area hurt results. Natural gas trades were a key detractor, while crude oil trades were the most notable contributor.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg Commodity Index is made up of 23 exchange-traded futures on physical commodities, representing 21 commodities which are weighted to account for economic significance and market liquidity.

	Class R6	Bloomberg Commodity Index
6/1/16	$10,000	$10,000
6/30/16	$10,246	$10,413
7/31/16	$9,661	$9,881
8/31/16	$9,637	$9,707
9/30/16	$9,906	$10,011
10/31/16	$9,840	$9,962
11/30/16	$9,939	$10,095
12/31/16	$10,132	$10,277
1/31/17	$10,115	$10,291
2/28/17	$10,132	$10,312
3/31/17	$9,816	$10,038
4/30/17	$9,696	$9,886
5/31/17	$9,567	$9,755
6/30/17	$9,491	$9,736
7/31/17	$9,663	$9,957
8/31/17	$9,758	$9,997
9/30/17	$9,848	$9,982
10/31/17	$10,046	$10,196
11/30/17	$10,098	$10,149
12/31/17	$10,292	$10,452
1/31/18	$10,499	$10,659
2/28/18	$10,283	$10,475
3/31/18	$10,272	$10,410
4/30/18	$10,479	$10,679
5/31/18	$10,652	$10,830
6/30/18	$10,285	$10,452
7/31/18	$9,990	$10,228
8/31/18	$9,869	$10,047
9/30/18	$9,919	$10,240
10/31/18	$9,555	$10,019
11/30/18	$9,110	$9,963
12/31/18	$9,102	$9,276
1/31/19	$9,468	$9,782
2/28/19	$9,641	$9,881
3/31/19	$9,614	$9,863
4/30/19	$9,537	$9,821
5/31/19	$9,170	$9,491
6/30/19	$9,312	$9,746
7/31/19	$9,215	$9,680
8/31/19	$9,011	$9,456
9/30/19	$8,977	$9,567
10/31/19	$9,133	$9,760
11/30/19	$8,939	$9,510
12/31/19	$9,352	$9,990
1/31/20	$8,833	$9,255
2/29/20	$8,549	$8,788
3/31/20	$7,492	$7,663
4/30/20	$7,443	$7,545
5/31/20	$7,728	$7,872
6/30/20	$7,954	$8,052
7/31/20	$8,320	$8,512
8/31/20	$8,685	$9,087
9/30/20	$8,449	$8,783
10/31/20	$8,399	$8,906
11/30/20	$8,797	$9,219
12/31/20	$9,195	$9,678
1/31/21	$9,404	$9,932
2/28/21	$10,122	$10,575
3/31/21	$9,913	$10,347
4/30/21	$10,761	$11,205
5/31/21	$11,100	$11,511
6/30/21	$11,375	$11,724
7/31/21	$11,604	$11,940
8/31/21	$11,594	$11,904
9/30/21	$12,199	$12,497
10/31/21	$12,385	$12,820
11/30/21	$11,511	$11,882
12/31/21	$11,946	$12,301
1/31/22	$12,836	$13,381
2/28/22	$13,539	$14,215
3/31/22	$14,667	$15,444
4/30/22	$15,112	$16,083
5/31/22	$15,270	$16,329
6/30/22	$13,671	$14,569
7/31/22	$14,146	$15,190
8/31/22	$14,117	$15,204
9/30/22	$12,964	$13,971
10/31/22	$12,921	$14,249
11/30/22	$13,331	$14,639
12/31/22	$13,095	$14,281
1/31/23	$13,419	$14,211
2/28/23	$12,792	$13,543
3/31/23	$12,902	$13,515
4/30/23	$12,794	$13,414
5/31/23	$12,251	$12,658
6/30/23	$12,404	$13,169
7/31/23	$12,927	$13,993
8/31/23	$12,818	$13,886
9/30/23	$12,661	$13,789
10/31/23	$12,639	$13,826
11/30/23	$12,595	$13,514
12/31/23	$12,418	$13,151
1/31/24	$12,418	$13,203
2/29/24	$12,264	$13,009
3/31/24	$12,647	$13,439
4/30/24	$13,001	$13,801
5/31/24	$13,311	$14,043
6/30/24	$12,914	$13,827

Yearly periods ended June 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	Since Inception 6/1/16
Class R6 No Sales Charge	4.11%	6.76%	3.22%
Bloomberg Commodity Index	5.00%	7.25%	4.09%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	998,789,933
Number of Portfolio Holdings	273
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	8,847,551
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	32%
Government & Agency Obligations	31%
Cash Equivalents	21%
Asset-backed	8%
Commercial Mortgage-backed Securities	5%
Collateralized Mortgage Obligations	2%
Other Assets and Liabilities, Net	1%
Total	100%

Commodity-Linked Investments

Commodity Sector Allocation

Commodity	% of Net Assets
Agriculture	32%
Energy	24%
Precious Metals	19%
Industrials	17%
Livestock	6%
Total	98%

Fixed-Income Investments

Credit Quality

Credit Rating	% of Net Assets
AAA	57%
AA	6%
A	12%
BBB	23%
Below BBB	1%
Not Rated	1%
Total	100%

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DECSF-TSRA-R6

 R-101796-1 (8/24)

DWS Enhanced Commodity Strategy Fund

Class S: SKSRX

Annual Shareholder Report—June 30, 2024

This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund ("the Fund") for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$102	1.00%

Gross expense ratio as of the latest prospectus: 1.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 3.98% for the period ended June 30, 2024. The Fund's index, the Bloomberg Commodity Index, returned 5.00% for the same period.

The Fund, while producing a positive absolute return in the annual period, did not keep pace with its index.

We use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Tactical strategy was a key detractor. The portfolio averaged less than 100% market exposure during the period, which hurt results at a time in which generally favorable supply-and-demand conditions led to an uptrend in commodity prices.

The Fund’s Relative Value strategy also detracted, with the largest adverse effect coming from an underweight in energy. An overweight in agriculture hurt results, as well. On the other hand, an overweight in base metals contributed.

The Fund’s Roll Enhancement strategy contributed to the performance. We made a number of adjustments in this area over the course of the year in an effort to extract value by moving among shorter- and longer-dated contracts, and this activity had a positive effect on relative performance.

We invest in commodities using swaps and futures, and we invest the remainder of the Fund’s assets in a fixed-income portfolio. Holding fixed-income assets as collateral helped results given a strong contribution from yield and positive performance from positions in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. Overall, our decisions in this area hurt results. Natural gas trades were a key detractor, while crude oil trades were the most notable contributor.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg Commodity Index is made up of 23 exchange-traded futures on physical commodities, representing 21 commodities which are weighted to account for economic significance and market liquidity.

	Class S	Bloomberg Commodity Index
'14	$10,000	$10,000
'14	$9,589	$9,502
'14	$9,514	$9,402
'14	$9,092	$8,817
'14	$9,162	$8,746
'14	$9,092	$8,390
'14	$8,852	$7,750
'15	$8,704	$7,492
'15	$8,859	$7,685
'15	$8,556	$7,290
'15	$8,814	$7,708
'15	$8,595	$7,500
'15	$8,749	$7,629
'15	$8,098	$6,819
'15	$8,021	$6,757
'15	$7,817	$6,526
'15	$7,811	$6,497
'15	$7,489	$6,025
'15	$7,346	$5,839
'16	$7,269	$5,741
'16	$7,237	$5,648
'16	$7,457	$5,864
'16	$7,954	$6,363
'16	$8,006	$6,351
'16	$8,244	$6,613
'16	$7,772	$6,275
'16	$7,753	$6,165
'16	$7,964	$6,358
'16	$7,918	$6,327
'16	$7,991	$6,411
'16	$8,141	$6,527
'17	$8,127	$6,535
'17	$8,141	$6,549
'17	$7,883	$6,375
'17	$7,786	$6,279
'17	$7,682	$6,195
'17	$7,625	$6,183
'17	$7,757	$6,323
'17	$7,833	$6,349
'17	$7,902	$6,339
'17	$8,068	$6,475
'17	$8,103	$6,445
'17	$8,255	$6,638
'18	$8,422	$6,770
'18	$8,249	$6,652
'18	$8,236	$6,611
'18	$8,402	$6,782
'18	$8,541	$6,878
'18	$8,242	$6,638
'18	$8,006	$6,496
'18	$7,908	$6,381
'18	$7,951	$6,503
'18	$7,652	$6,363
'18	$7,294	$6,327
'18	$7,292	$5,891
'19	$7,585	$6,212
'19	$7,716	$6,275
'19	$7,691	$6,264
'19	$7,629	$6,237
'19	$7,334	$6,028
'19	$7,453	$6,189
'19	$7,375	$6,148
'19	$7,204	$6,005
'19	$7,180	$6,076
'19	$7,297	$6,199
'19	$7,149	$6,040
'19	$7,476	$6,344
'20	$7,060	$5,878
'20	$6,833	$5,581
'20	$5,983	$4,866
'20	$5,944	$4,792
'20	$6,172	$5,000
'20	$6,350	$5,114
'20	$6,635	$5,406
'20	$6,935	$5,771
'20	$6,743	$5,578
'20	$6,703	$5,656
'20	$7,013	$5,855
'20	$7,336	$6,146
'21	$7,503	$6,308
'21	$8,076	$6,716
'21	$7,907	$6,572
'21	$8,576	$7,116
'21	$8,855	$7,311
'21	$9,072	$7,446
'21	$9,255	$7,583
'21	$9,239	$7,560
'21	$9,722	$7,936
'21	$9,871	$8,142
'21	$9,172	$7,546
'21	$9,516	$7,812
'22	$10,227	$8,498
'22	$10,789	$9,028
'22	$11,673	$9,808
'22	$12,040	$10,214
'22	$12,155	$10,370
'22	$10,874	$9,253
'22	$11,252	$9,647
'22	$11,229	$9,656
'22	$10,305	$8,873
'22	$10,288	$9,049
'22	$10,597	$9,297
'22	$10,422	$9,070
'23	$10,680	$9,025
'23	$10,180	$8,601
'23	$10,263	$8,583
'23	$10,160	$8,519
'23	$9,745	$8,039
'23	$9,863	$8,363
'23	$10,262	$8,887
'23	$10,175	$8,819
'23	$10,063	$8,757
'23	$10,046	$8,781
'23	$9,993	$8,583
'23	$9,866	$8,352
'24	$9,866	$8,385
'24	$9,743	$8,262
'24	$10,045	$8,535
'24	$10,327	$8,765
'24	$10,556	$8,919
'24	$10,255	$8,782

Yearly periods ended June 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	3.98%	6.59%	0.25%
Bloomberg Commodity Index	5.00%	7.25%	- 1.29%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	998,789,933
Number of Portfolio Holdings	273
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	8,847,551
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	32%
Government & Agency Obligations	31%
Cash Equivalents	21%
Asset-backed	8%
Commercial Mortgage-backed Securities	5%
Collateralized Mortgage Obligations	2%
Other Assets and Liabilities, Net	1%
Total	100%

Commodity-Linked Investments

Commodity Sector Allocation

Commodity	% of Net Assets
Agriculture	32%
Energy	24%
Precious Metals	19%
Industrials	17%
Livestock	6%
Total	98%

Fixed-Income Investments

Credit Quality

Credit Rating	% of Net Assets
AAA	57%
AA	6%
A	12%
BBB	23%
Below BBB	1%
Not Rated	1%
Total	100%

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.02% to 0.99%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses. Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DECSF-TSRA-S

 R-101796-1 (8/24)

DWS Enhanced Commodity Strategy Fund

Institutional Class: SKIRX

Annual Shareholder Report—June 30, 2024

This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund ("the Fund") for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.89%

Gross expense ratio as of the latest prospectus: 1.01%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 4.29% for the period ended June 30, 2024. The Fund's index, the Bloomberg Commodity Index, returned 5.00% for the same period.

The Fund, while producing a positive absolute return in the annual period, did not keep pace with its index.

We use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Tactical strategy was a key detractor. The portfolio averaged less than 100% market exposure during the period, which hurt results at a time in which generally favorable supply-and-demand conditions led to an uptrend in commodity prices.

The Fund’s Relative Value strategy also detracted, with the largest adverse effect coming from an underweight in energy. An overweight in agriculture hurt results, as well. On the other hand, an overweight in base metals contributed.

The Fund’s Roll Enhancement strategy contributed to the performance. We made a number of adjustments in this area over the course of the year in an effort to extract value by moving among shorter- and longer-dated contracts, and this activity had a positive effect on relative performance.

We invest in commodities using swaps and futures, and we invest the remainder of the Fund’s assets in a fixed-income portfolio. Holding fixed-income assets as collateral helped results given a strong contribution from yield and positive performance from positions in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. Overall, our decisions in this area hurt results. Natural gas trades were a key detractor, while crude oil trades were the most notable contributor.

Fund Performance

Cumulative Growth of an Assumed $1,000,000Investment

Bloomberg Commodity Index is made up of 23 exchange-traded futures on physical commodities, representing 21 commodities which are weighted to account for economic significance and market liquidity.

	Institutional Class	Bloomberg Commodity Index
'14	$1,000,000	$1,000,000
'14	$959,627	$950,165
'14	$951,553	$940,234
'14	$909,845	$881,697
'14	$916,791	$874,609
'14	$909,845	$839,031
'14	$886,353	$775,045
'15	$870,938	$749,157
'15	$886,995	$768,457
'15	$856,808	$728,987
'15	$882,499	$770,786
'15	$860,662	$749,989
'15	$876,450	$762,945
'15	$810,861	$681,928
'15	$803,787	$675,663
'15	$783,709	$652,574
'15	$782,421	$649,662
'15	$750,223	$602,534
'15	$736,242	$583,941
'16	$728,506	$574,127
'16	$725,283	$564,788
'16	$747,567	$586,372
'16	$797,233	$636,285
'16	$803,038	$635,083
'16	$826,494	$661,317
'16	$779,358	$627,514
'16	$777,421	$616,457
'16	$798,984	$635,765
'16	$793,635	$632,659
'16	$801,659	$641,096
'16	$817,073	$652,652
'17	$815,690	$653,536
'17	$817,073	$654,900
'17	$791,544	$637,470
'17	$781,857	$627,872
'17	$771,479	$619,532
'17	$765,323	$618,341
'17	$779,175	$632,322
'17	$786,793	$634,871
'17	$794,001	$633,925
'17	$809,950	$647,519
'17	$814,111	$644,532
'17	$829,672	$663,774
'18	$846,334	$676,956
'18	$828,977	$665,248
'18	$828,013	$661,114
'18	$844,698	$678,200
'18	$858,603	$687,808
'18	$828,929	$663,762
'18	$805,245	$649,596
'18	$795,493	$638,095
'18	$799,492	$650,331
'18	$770,207	$636,292
'18	$734,332	$632,709
'18	$733,717	$589,130
'19	$763,159	$621,217
'19	$776,330	$627,506
'19	$774,051	$626,386
'19	$767,834	$623,745
'19	$738,302	$602,759
'19	$750,450	$618,946
'19	$742,649	$614,783
'19	$725,487	$600,523
'19	$722,751	$607,577
'19	$735,293	$619,862
'19	$720,399	$603,990
'19	$753,598	$634,439
'20	$711,819	$587,764
'20	$688,958	$558,139
'20	$603,070	$486,646
'20	$599,113	$479,159
'20	$622,856	$499,957
'20	$641,067	$511,367
'20	$669,700	$540,553
'20	$699,924	$577,112
'20	$680,886	$557,771
'20	$676,890	$565,628
'20	$708,058	$585,496
'20	$740,936	$614,619
'21	$757,776	$630,757
'21	$815,511	$671,570
'21	$798,695	$657,152
'21	$866,123	$711,634
'21	$894,218	$731,050
'21	$916,371	$744,584
'21	$934,859	$758,274
'21	$934,055	$756,031
'21	$982,957	$793,645
'21	$996,801	$814,153
'21	$926,425	$754,634
'21	$961,423	$781,237
'22	$1,034,223	$849,820
'22	$1,090,845	$902,761
'22	$1,180,447	$980,823
'22	$1,217,444	$1,021,436
'22	$1,230,162	$1,037,012
'22	$1,100,290	$925,278
'22	$1,139,628	$964,718
'22	$1,137,314	$965,568
'22	$1,043,762	$887,276
'22	$1,042,025	$904,943
'22	$1,073,286	$929,722
'22	$1,054,268	$906,963
'23	$1,080,364	$902,519
'23	$1,031,652	$860,110
'23	$1,040,486	$858,339
'23	$1,030,011	$851,889
'23	$988,112	$803,874
'23	$998,671	$836,345
'23	$1,040,794	$888,670
'23	$1,032,018	$881,861
'23	$1,019,357	$875,738
'23	$1,017,593	$878,064
'23	$1,014,066	$858,284
'23	$999,790	$835,199
'24	$1,001,562	$838,522
'24	$987,381	$826,188
'24	$1,018,229	$853,519
'24	$1,048,544	$876,487
'24	$1,071,726	$891,874
'24	$1,041,557	$878,157

Yearly periods ended June 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	4.29%	6.78%	0.41%
Bloomberg Commodity Index	5.00%	7.25%	- 1.29%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	998,789,933
Number of Portfolio Holdings	273
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	8,847,551
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	32%
Government & Agency Obligations	31%
Cash Equivalents	21%
Asset-backed	8%
Commercial Mortgage-backed Securities	5%
Collateralized Mortgage Obligations	2%
Other Assets and Liabilities, Net	1%
Total	100%

Commodity-Linked Investments

Commodity Sector Allocation

Commodity	% of Net Assets
Agriculture	32%
Energy	24%
Precious Metals	19%
Industrials	17%
Livestock	6%
Total	98%

Fixed-Income Investments

Credit Quality

Credit Rating	% of Net Assets
AAA	57%
AA	6%
A	12%
BBB	23%
Below BBB	1%
Not Rated	1%
Total	100%

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DECSF-TSRA-I

 R-101796-1 (8/24)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS enhanced commodity strategy Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended June 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$59,014	$0	$8,948	$0
2023	$59,014	$0	$10,366	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended June 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$0	$0
2023	$0	$572,355	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended June 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$8,948	$0	$0	$8,948
2023	$10,366	$572,355	$0	$582,721

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2024
Annual Financial Statements and Other Information
DWS Enhanced Commodity Strategy Fund

Contents
3	Consolidated Investment Portfolio
23	Consolidated Statement of Assets and Liabilities
25	Consolidated Statement of Operations
27	Consolidated Statements of Changes in Net Assets
28	Consolidated Financial Highlights
33	Notes to Consolidated Financial Statements
53	Report of Independent Registered Public Accounting Firm
55	Tax Information
56	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Enhanced Commodity Strategy Fund

Consolidated
Investment Portfolioas of June 30, 2024

	Principal Amount ($)	Value ($)
Corporate Bonds 32.4%
Communication Services 1.4%
Charter Communications Operating LLC, 4.908%, 7/23/2025	3,000,000	2,970,859
Discovery Communications LLC, 3.45%, 3/15/2025	2,000,000	1,966,661
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	333,333	331,333
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	1,016,104
Sprint LLC, 7.625%, 3/1/2026	1,670,000	1,716,059
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	952,982
T-Mobile U.S.A., Inc., 3.5%, 4/15/2025	5,000,000	4,915,785
		13,869,783
Consumer Discretionary 4.0%
Aptiv PLC, 2.396%, 2/18/2025	2,780,000	2,719,989
AutoZone, Inc., 4.5%, 2/1/2028	2,610,000	2,552,204
Daimler Truck Finance North America LLC, 144A, 2.0%, 12/14/2026	1,600,000	1,478,795
Ford Motor Credit Co. LLC:
5.8%, 3/5/2027	1,450,000	1,450,033
5.85%, 5/17/2027	3,500,000	3,499,573
6.798%, 11/7/2028	1,270,000	1,312,283
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,948,016
144A, 5.275%, 6/24/2027	4,000,000	3,982,351
144A, 5.95%, 9/21/2026	4,000,000	4,031,910
KFC Holding Co., 144A, 4.75%, 6/1/2027	540,000	526,443
Las Vegas Sands Corp., 5.9%, 6/1/2027	1,500,000	1,507,962
Marriott International, Inc.:
4.875%, 5/15/2029	1,960,000	1,935,070
5.45%, 9/15/2026	560,000	562,306
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	740,000	757,782
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	2,420,000	2,442,457
Royal Caribbean Cruises Ltd., 144A, 5.5%, 8/31/2026	2,450,000	2,422,754
Volkswagen Group of America Finance LLC, 144A, 6.0%, 11/16/2026	4,000,000	4,044,936
		40,174,864
Consumer Staples 0.8%
Campbell Soup Co., 5.2%, 3/19/2027	1,060,000	1,061,591
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	3

	Principal Amount ($)	Value ($)
Constellation Brands, Inc., 5.0%, 2/2/2026	1,600,000	1,596,019
Coty, Inc., 144A, 5.0%, 4/15/2026	1,249,000	1,232,514
Dollar General Corp., 4.25%, 9/20/2024	1,580,000	1,573,988
JBS USA Holding Lux SARL, 2.5%, 1/15/2027	960,000	893,230
JDE Peet’s NV, 144A, 0.8%, 9/24/2024	1,740,000	1,716,138
		8,073,480
Energy 1.7%
Canadian Natural Resources Ltd., 3.9%, 2/1/2025	2,150,000	2,125,301
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	770,000	776,133
DCP Midstream Operating LP, 5.375%, 7/15/2025	1,552,000	1,546,174
Diamondback Energy, Inc., 5.2%, 4/18/2027	1,670,000	1,670,352
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	2,270,000	2,291,329
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,441,898
MPLX LP, 4.875%, 12/1/2024	2,000,000	1,991,438
ONEOK, Inc., 5.0%, 3/1/2026	3,000,000	2,974,931
		16,817,556
Financials 12.8%
AerCap Ireland Capital DAC, 2.45%, 10/29/2026	2,110,000	1,968,279
Aircastle Ltd.:
144A, 5.25%, 8/11/2025	2,000,000	1,984,601
144A, 6.5%, 7/18/2028	1,700,000	1,731,865
Ares Capital Corp., 7.0%, 1/15/2027	3,040,000	3,090,979
Athene Global Funding, 144A, 5.684%, 2/23/2026	3,500,000	3,507,933
Avolon Holdings Funding Ltd., 144A, 6.375%, 5/4/2028	2,670,000	2,711,422
Banco Santander SA, 5.588%, 8/8/2028	4,000,000	4,037,007
Bank of Nova Scotia, 5.35%, 12/7/2026	5,000,000	5,006,183
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,040,717
BGC Group, Inc., 144A, 6.6%, 6/10/2029	2,100,000	2,089,671
Blackstone Private Credit Fund, 144A, 7.3%, 11/27/2028	1,500,000	1,554,350
BPCE SA, 144A, 2.375%, 1/14/2025	300,000	294,084
Capital One Financial Corp.:
4.985%, 7/24/2026	3,230,000	3,201,919
7.149%, 10/29/2027	1,940,000	2,004,889
Corebridge Financial, Inc., 3.5%, 4/4/2025	2,050,000	2,015,880
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	971,367
Danske Bank AS, 144A, 6.466%, 1/9/2026	5,000,000	5,013,463
Essent Group Ltd., 6.25%, 7/1/2029 (a)	6,000,000	5,995,731
HSBC Holdings PLC, 7.336%, 11/3/2026	3,000,000	3,064,314
Intesa Sanpaolo SpA, 144A, 7.0%, 11/21/2025	890,000	904,263
The accompanying notes are an integral part of the consolidated financial statements.

4	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Jackson National Life Global Funding, 144A, 5.55%, 7/2/2027 (a)	1,425,000	1,420,933
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	2,060,000	2,080,687
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,798,915
KeyCorp., SOFR + 1.25%, 6.619% (b), 5/23/2025	2,850,000	2,839,512
Lloyds Banking Group PLC:
4.716%, 8/11/2026	1,440,000	1,423,439
5.985%, 8/7/2027	1,140,000	1,146,748
Macquarie Bank Ltd., 144A, 5.391%, 12/7/2026	1,950,000	1,954,450
Macquarie Group Ltd., 144A, SOFR + 0.92%, 6.294% (b), 9/23/2027	6,000,000	6,024,373
Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	3,200,000	3,155,408
Morgan Stanley, SOFR + 0.509%, 5.869% (b), 1/22/2025	6,000,000	6,002,947
Nasdaq, Inc., 5.65%, 6/28/2025	670,000	670,215
NatWest Group PLC, 5.583%, 3/1/2028	1,280,000	1,281,002
NatWest Markets PLC:
144A, 0.8%, 8/12/2024	1,000,000	994,144
144A, 5.416%, 5/17/2027	2,090,000	2,088,786
Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,452,220
5.099%, 7/3/2025	3,000,000	2,981,002
Pacific Life Global Funding II, 144A, SOFR + 0.86%, 6.232% (b), 6/16/2025	2,000,000	2,010,499
Santander Holdings USA, Inc., 6.124%, 5/31/2027	611,000	613,523
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	2,227,000	2,058,716
Societe Generale SA:
144A, 2.625%, 1/22/2025	3,705,000	3,633,062
144A, 5.519%, 1/19/2028	3,000,000	2,962,200
Standard Chartered PLC:
144A, 1.822%, 11/23/2025	1,010,000	993,657
144A, 6.17%, 1/9/2027	2,120,000	2,134,073
144A, 7.776%, 11/16/2025	1,560,000	1,570,482
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	940,673
Sumitomo Mitsui Trust Bank Ltd., 144A, SOFR + 0.44%, 5.811% (b), 9/16/2024	2,240,000	2,241,120
Swedbank AB, 144A, 6.136%, 9/12/2026	3,000,000	3,037,093
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	992,495
Synchrony Financial, 4.875%, 6/13/2025	5,000,000	4,949,594
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	5

	Principal Amount ($)	Value ($)
Truist Financial Corp., 6.047%, 6/8/2027	5,000,000	5,035,019
UBS Group AG, 144A, 2.193%, 6/5/2026	1,390,000	1,343,266
		128,019,170
Health Care 2.3%
Bayer U.S. Finance LLC, 144A, 6.125%, 11/21/2026	1,500,000	1,516,001
Bristol-Myers Squibb Co., 4.9%, 2/22/2027	1,200,000	1,196,554
CVS Health Corp., 3.875%, 7/20/2025	2,858,000	2,806,165
HCA, Inc., 4.5%, 2/15/2027	2,000,000	1,954,316
Humana, Inc., 5.7%, 3/13/2026	6,000,000	5,997,061
Icon Investments Six DAC, 5.809%, 5/8/2027	4,170,000	4,211,774
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	370,000	369,356
Solventum Corp., 144A, 5.45%, 2/25/2027	3,690,000	3,686,400
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027	1,205,000	1,161,208
		22,898,835
Industrials 1.4%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,273,020
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,205,000	1,166,365
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	259,658	256,513
HEICO Corp., 5.25%, 8/1/2028	2,970,000	2,974,739
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,160,000	1,168,578
Penske Truck Leasing Co. LP:
144A, 1.2%, 11/15/2025	3,155,000	2,971,810
144A, 1.7%, 6/15/2026	3,000,000	2,782,116
144A, 4.4%, 7/1/2027	1,960,000	1,906,719
		14,499,860
Information Technology 3.1%
Concentrix Corp., 6.65%, 8/2/2026	6,220,000	6,284,468
DXC Technology Co., 1.8%, 9/15/2026	4,520,000	4,149,096
Global Payments, Inc.:
1.5%, 11/15/2024	4,290,000	4,224,703
4.95%, 8/15/2027	920,000	910,851
HP, Inc., 2.2%, 6/17/2025 (c)	4,190,000	4,051,304
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	3,500,000	3,227,738
Microchip Technology, Inc.:
0.983%, 9/1/2024	1,570,000	1,556,695
4.25%, 9/1/2025	170,000	167,360
5.05%, 3/15/2029	1,330,000	1,319,345
NXP BV, 4.4%, 6/1/2027	1,370,000	1,339,941
The accompanying notes are an integral part of the consolidated financial statements.

6	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Qorvo, Inc., 1.75%, 12/15/2024	2,500,000	2,446,996
Workday, Inc., 3.5%, 4/1/2027	1,430,000	1,367,937
		31,046,434
Materials 2.1%
Albemarle Corp., 4.65%, 6/1/2027	2,220,000	2,184,256
Chemours Co., 5.375%, 5/15/2027	1,250,000	1,186,524
Glencore Funding LLC, 144A, 1.625%, 9/1/2025	1,385,000	1,321,033
Huntsman International LLC, 4.5%, 5/1/2029	2,000,000	1,894,948
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,484,448
REG S, 4.75%, 5/15/2025	500,000	494,816
LYB International Finance III LLC, 1.25%, 10/1/2025	1,962,000	1,856,527
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025 (c)	2,419,000	2,393,900
Mosaic Co., 5.375%, 11/15/2028	2,480,000	2,488,872
Newmont Corp., 144A, 5.3%, 3/15/2026	980,000	979,673
Nucor Corp., 2.0%, 6/1/2025	635,000	614,516
WRKCo, Inc., 3.9%, 6/1/2028	4,000,000	3,805,725
		20,705,238
Real Estate 1.1%
American Tower Corp., (REIT), 2.4%, 3/15/2025	2,770,000	2,703,839
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	3,600,000	3,407,994
(REIT), 1.25%, 7/15/2025	690,000	659,275
Office Properties Income Trust, 144A, (REIT), 9.0%, 9/30/2029	964,000	756,740
Realty Income Corp., (REIT), 5.05%, 1/13/2026	2,580,000	2,562,836
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	228,150
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	140,000	138,102
144A, (REIT), 4.625%, 6/15/2025	330,000	325,686
		10,782,622
Utilities 1.7%
American Electric Power Co., Inc., 5.699%, 8/15/2025	4,280,000	4,283,386
Dominion Energy, Inc., 3.071%, 8/15/2024	3,159,000	3,146,504
Enel Finance International NV, 144A, 5.125%, 6/26/2029	5,000,000	4,922,032
Eversource Energy, 5.0%, 1/1/2027	1,450,000	1,438,368
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	911,149
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	7

	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/2025	810,000	811,550
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	1,330,000	1,327,906
		16,840,895
Total Corporate Bonds (Cost $326,422,617)		323,728,737
Asset-Backed 8.0%
Automobile Receivables 3.1%
AmeriCredit Automobile Receivables Trust, “C” , Series 2020-2, 1.48%, 2/18/2026	324,601	322,274
CarMax Auto Owner Trust, “C” , Series 2020-3, 1.69%, 4/15/2026	750,000	748,610
Carvana Auto Receivables Trust:
“A3” , Series 2022-P2, 4.13%, 4/12/2027	1,009,198	999,812
“B” , Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,323,135
Chase Auto Owner Trust, “C” , Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,019,891
CPS Auto Receivables Trust:
“C” , Series 2022-A, 144A, 2.17%, 4/16/2029	1,415,312	1,395,271
“C” , Series 2022-B, 144A, 4.33%, 8/15/2028	3,000,000	2,964,744
“B” , Series 2022-C, 144A, 4.88%, 4/15/2030	351,145	350,195
“E” , Series 2020-B, 144A, 7.38%, 6/15/2027	1,168,557	1,172,972
Exeter Automobile Receivables Trust, “D” , Series 2020-2A, 144A, 4.73%, 4/15/2026	220,759	220,568
Flagship Credit Auto Trust:
“C” , Series 2021-1, 144A, 0.91%, 3/15/2027	404,101	396,616
“C” , Series 2020-4, 144A, 1.28%, 2/16/2027	263,450	260,267
“C” , Series 2020-3, 144A, 1.73%, 9/15/2026	750,010	741,303
GLS Auto Receivables Trust, “B” , Series 2022-2A, 144A, 4.7%, 9/15/2026	2,351,250	2,346,303
Hertz Vehicle Financing III LLC, “C” , Series 2022-1A, 144A, 2.63%, 6/25/2026	548,000	529,428
Hertz Vehicle Financing LLC:
“B” , Series 2021-1A, 144A, 1.56%, 12/26/2025	2,000,000	1,971,881
“C” , Series 2021-1A, 144A, 2.05%, 12/26/2025	4,500,000	4,436,602
JPMorgan Chase Bank NA:
“B” , Series 2021-3, 144A, 0.76%, 2/26/2029	102,275	99,909
“C” , Series 2021-3, 144A, 0.86%, 2/26/2029	460,238	449,599
“D” , Series 2021-3, 144A, 1.009%, 2/26/2029	81,820	79,965
“C” , Series 2021-1, 144A, 1.024%, 9/25/2028	25,859	25,751
“D” , Series 2021-2, 144A, 1.138%, 12/26/2028	46,197	45,688
The accompanying notes are an integral part of the consolidated financial statements.

8	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
“D” , Series 2021-1, 144A, 1.174%, 9/25/2028	42,424	42,251
“E” , Series 2021-2, 144A, 2.28%, 12/26/2028	53,896	53,429
“E” , Series 2021-1, 144A, 2.365%, 9/25/2028	10,699	10,665
OneMain Direct Auto Receivables Trust, “A1” , Series 2022-1A, 144A, 4.65%, 3/14/2029	1,565,000	1,550,602
PenFed Auto Receivables Owner Trust:
“B” , Series 2022-A, 144A, 4.6%, 12/15/2028	1,350,000	1,326,455
“C” , Series 2022-A, 144A, 4.83%, 12/15/2028	1,300,000	1,276,512
Santander Bank Auto Credit-Linked Notes, “B” , Series 2022-A, 144A, 5.281%, 5/15/2032	493,729	491,152
Santander Bank NA:
“B” , Series 2021-1A, 144A, 1.833%, 12/15/2031	97,284	96,469
“C” , Series 2021-1A, 144A, 3.268%, 12/15/2031	65,667	65,289
Santander Drive Auto Receivables Trust:
“C” , Series 2022-1, 2.56%, 4/17/2028	1,200,000	1,186,054
“C” , Series 2022-5, 4.74%, 10/16/2028	875,000	865,408
Westlake Automobile Receivables Trust, “C” , Series 2022-3A, 144A, 6.44%, 12/15/2027	2,500,000	2,513,113
		31,378,183
Credit Card Receivables 0.8%
Continental Finance Credit Card ABS Master Trust:
“A” , Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,929,727
“A” , Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	1,991,244
Genesis Sales Finance Master Trust, “A” , Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,717,629
Master Credit Card Trust II, “C” , Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	854,737
		7,493,337
Miscellaneous 4.1%
American Homes 4 Rent Trust:
“D” , Series 2015-SFR1, 144A, 4.407%, 4/17/2052	400,000	394,489
“C” , Series 2014-SFR3, 144A, 4.596%, 12/17/2036	1,348,000	1,336,588
Barings CLO Ltd., “BR” , Series 2015-IA, 144A, 90-day average SOFR + 1.662%, 6.986% (b), 1/20/2031	2,000,000	2,001,360
BlueMountain Fuji U.S. CLO II Ltd., “A1B” , Series 2017-2A, 144A, 90-day average SOFR + 1.612%, 6.936% (b), 10/20/2030	4,000,000	4,000,036
CF Hippolyta Issuer LLC:
“B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061	2,751,947	2,456,791
“B1” , Series 2020-1, 144A, 2.28%, 7/15/2060	3,747,717	3,501,469
DB Master Finance LLC, “A2II” , Series 2019-1A, 144A, 4.021%, 5/20/2049	2,381,250	2,304,979
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	9

	Principal Amount ($)	Value ($)
Domino’s Pizza Master Issuer LLC, “A2I” , Series 2018-1A, 144A, 4.116%, 7/25/2048	3,790,000	3,698,950
Elara HGV Timeshare Issuer LLC, “C” , Series 2023-A, 144A, 7.3%, 2/25/2038	388,995	393,706
Hilton Grand Vacations Trust, “A” , Series 2019-AA, 144A, 2.34%, 7/25/2033	184,067	176,572
MVW LLC:
“B” , Series 2021-1WA, 144A, 1.44%, 1/22/2041	152,588	141,918
“A” , Series 2020-1A, 144A, 1.74%, 10/20/2037	113,191	106,644
“B” , Series 2019-2A, 144A, 2.44%, 10/20/2038	314,072	298,160
“B” , Series 2020-1A, 144A, 2.73%, 10/20/2037	113,191	107,498
MVW Owner Trust, “A” , Series 2019-1A, 144A, 2.89%, 11/20/2036	384,415	374,936
Neuberger Berman Loan Advisers CLO Ltd., “B” , Series 2018-27A, 144A, 90-day average SOFR + 1.662%, 6.99% (b), 1/15/2030	5,250,000	5,255,098
New Economy Assets Phase 1 Sponsor LLC, “B1” , Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	969,552
NRZ Excess Spread-Collateralized Notes:
“A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	946,231	879,167
“A” , Series 2020-PLS1, 144A, 3.844%, 12/25/2025	313,441	302,431
Progress Residential Trust, “E” , Series 2020-SFR2, 144A, 5.115%, 6/17/2037	500,000	496,754
Sierra Timeshare Receivables Funding LLC, “B” , Series 2020-2A, 144A, 2.32%, 7/20/2037	195,454	189,018
Venture XXX CLO Ltd., “A2” , Series 2017-30A, 144A, 90-day average SOFR + 1.612%, 6.94% (b), 1/15/2031	10,000,000	9,994,670
Voya CLO Ltd., “A1RR” , Series 2014-2A, 144A, 90-day average SOFR + 1.282%, 6.599% (b), 4/17/2030	1,164,648	1,165,290
		40,546,076
Total Asset-Backed (Cost $80,553,297)		79,417,596
Commercial Mortgage-Backed Securities 4.4%
Atrium Hotel Portfolio Trust, “B” , Series 2018-ATRM, 144A, 30-day average SOFR + 1.727%, 7.056% (b), 6/15/2035	6,000,000	5,955,116
BPR Trust:
“B” , Series 2021-TY, 144A, 30-day average SOFR + 1.264%, 6.593% (b), 9/15/2038	506,000	497,778
“C” , Series 2021-TY, 144A, 30-day average SOFR + 1.814%, 7.143% (b), 9/15/2038	340,000	334,475
The accompanying notes are an integral part of the consolidated financial statements.

10	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust:
“B” , Series 2019-IMC, 144A, 30-day average SOFR + 1.346%, 6.675% (b), 4/15/2034	3,000,000	2,943,800
“D” , Series 2020-VKNG, 144A, 30-day average SOFR + 1.814%, 7.143% (b), 10/15/2037	1,344,000	1,328,040
BX Trust, “D” , Series 2021-ARIA, 144A, 30-day average SOFR + 2.01%, 7.339% (b), 10/15/2036	1,725,000	1,692,676
BXP Trust:
“A” , Series 2017-CQHP, 144A, 30-day average SOFR + 0.897%, 6.226% (b), 11/15/2034	730,000	677,291
“B” , Series 2017-CQHP, 144A, 30-day average SOFR + 1.147%, 6.476% (b), 11/15/2034	6,210,000	5,217,431
COMM Mortgage Trust, “B” , Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,970,252	1,857,041
Credit Suisse Mortgage Trust:
“C” , Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	934,165
“B” , Series 2020-FACT, 144A, 30-day average SOFR + 2.364%, 7.693% (b), 10/15/2037	2,756,000	2,584,061
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	1,000,000	924,134
FHLMC Multifamily Structured Pass-Through Certificates, “X1” , Series K058, Interest Only, 1.032% (b), 8/25/2026	21,782,661	340,226
Hospitality Mortgage Trust, “B” , Series 2019-HIT, 144A, 30-day average SOFR + 1.464%, 6.792% (b), 11/15/2036	4,326,923	4,275,895
JPMDB Commercial Mortgage Securities Trust, “AS” , Series 2016-C4, 3.385%, 12/15/2049	1,000,000	907,972
JPMorgan Chase Commercial Mortgage Securities Trust, “A” , Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.586% (b), 6/15/2035	4,380,267	4,095,549
Morgan Stanley Capital I Trust, “B” , Series 2018-SUN, 144A, 30-day average SOFR + 1.501%, 6.828% (b), 7/15/2035	2,353,200	2,350,265
Natixis Commercial Mortgage Securities Trust, “C” , Series 2018-285M, 144A, 3.917% (b), 11/15/2032	2,000,000	1,709,800
One New York Plaza Trust, “AJ” , Series 2020-1NYP, 144A, 30-day average SOFR + 1.364%, 6.693% (b), 1/15/2036	2,378,000	2,266,790
PKHL Commercial Mortgage Trust, “D” , Series 2021-MF, 144A, 30-day average SOFR + 2.114%, 7.443% (b), 7/15/2038	2,363,000	1,879,451
Starwood Mortgage Trust, “B” , Series 2021-LIH, 144A, 30-day average SOFR + 1.77%, 7.099% (b), 11/15/2036	500,000	492,969
UBS Commercial Mortgage Trust, “XA” , Series 2017-C1, Interest Only, 1.659% (b), 6/15/2050	26,740,409	869,202
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	11

	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust:
“A2” , Series 2016-C34, 2.603%, 6/15/2049	74,375	74,175
“ASB” , Series 2015-C31, 3.487%, 11/15/2048	53,113	52,398
Total Commercial Mortgage-Backed Securities (Cost $46,235,905)		44,260,700
Collateralized Mortgage Obligations 1.9%
Barclays Mortgage Loan Trust, “A2” , Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,116,174	970,606
COLT Funding LLC, “A2” , Series 2021-3R, 144A, 1.257%, 12/25/2064	220,633	191,887
COLT Mortgage Loan Trust:
“A1” , Series 2021-2R, 144A, 0.798%, 7/27/2054	184,666	160,018
“A2” , Series 2021-1, 144A, 1.167%, 6/25/2066	544,587	455,249
“A3” , Series 2021-2, 144A, 1.335%, 8/25/2066	1,805,255	1,480,297
“A2” , Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,229,169	1,024,377
Connecticut Avenue Securities Trust:
“1M2” , Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 6.985% (b), 12/25/2041	500,000	503,435
“1M2” , Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 8.435% (b), 3/25/2042	250,000	260,405
Ellington Financial Mortgage Trust, “A2” , Series 2021-3, 144A, 1.396%, 9/25/2066	2,257,071	1,803,882
Fontainebleau Miami Beach Trust, “A” , Series 2019-FBLU, 144A, 3.144%, 12/10/2036	2,000,000	1,971,418
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2” , Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 7.135% (b), 11/25/2041	1,200,000	1,212,337
FWD Securitization Trust, “A1” , Series 2020-INV1, 144A, 2.24%, 1/25/2050	514,740	472,505
GCAT Trust, “A2” , Series 2021-NQM2, 144A, 1.242%, 5/25/2066	629,990	527,268
GS Mortgage-Backed Securities Trust, “A2” , Series 2020-NQM1, 144A, 1.791%, 9/27/2060	84,946	78,779
Imperial Fund Mortgage Trust:
“A2” , Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,091,814	931,126
“A2” , Series 2021-NQM2, 144A, 1.362%, 9/25/2056	1,263,653	1,038,744
JPMorgan Chase Bank NA, “M1” , Series 2020-CL1, 144A, 30-day average SOFR + 2.364%, 7.71% (b), 10/25/2057	1,276,840	1,285,713
JPMorgan Mortgage Trust, “A5” , Series 2020-LTV2, 144A, 3.0%, 11/25/2050	863,064	760,673
MFA Trust:
“A3” , Series 2021-INV1, 144A, 1.262%, 1/25/2056	152,162	143,019
“A2” , Series 2021-NQM2, 144A, 1.317%, 11/25/2064	470,806	405,605
The accompanying notes are an integral part of the consolidated financial statements.

12	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
“A3” , Series 2021-NQM2, 144A, 1.472%, 11/25/2064	381,440	329,400
Starwood Mortgage Residential Trust, “A3” , Series 2020-INV1, 144A, 1.593%, 11/25/2055	299,172	278,518
Towd Point Mortgage Trust, “M1” , Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,309,947
Verus Securitization Trust:
“A2” , Series 2021-R3, 144A, 1.277%, 4/25/2064	320,552	287,618
“A2” , Series 2020-4, 144A, 1.912%, 5/25/2065	571,628	544,364
“A1” , Series 2020-2, 144A, 3.226% (b), 5/25/2060	7,192	7,143
Total Collateralized Mortgage Obligations (Cost $21,629,043)		19,434,333
Government & Agency Obligations 31.2%
Other Government Related (d) 0.3%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,484,288
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	499,695
Vnesheconombank, 144A, 6.025%, 7/5/2022* (e)	1,500,000	0
		2,983,983
Sovereign Bonds 0.2%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,895,000	1,851,434
U.S. Treasury Obligations 30.7%
U.S. Treasury Bills:
5.211% (f), 7/23/2024 (g)	3,000,000	2,990,375
5.229% (f), 7/23/2024 (g) (h)	3,000,000	2,990,375
5.234% (f), 7/23/2024 (g)	3,000,000	2,990,375
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.43% (b), 7/31/2025 (g)	40,000,000	40,009,484
3-month U.S. Treasury Bill Money Market Yield + 0.15%, 5.455% (b), 4/30/2026 (g)	41,000,000	41,004,396
3-month U.S. Treasury Bill Money Market Yield + 0.17%, 5.475% (b), 10/31/2025 (g)	35,000,000	35,027,224
3-month U.S. Treasury Bill Money Market Yield + 0.245%, 5.55% (b), 1/31/2026 (g)	58,000,000	58,090,386
U.S. Treasury Notes:
0.375%, 7/15/2024	50,000,000	49,904,075
0.375%, 9/15/2024	50,000,000	49,492,188
0.5%, 3/31/2025	25,000,000	24,142,822
		306,641,700
Total Government & Agency Obligations (Cost $314,019,748)		311,477,117
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	13

	Contracts/ Notional Amount	Value ($)
Call Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts
Brent Crude Oil Futures, Expiration Date 10/28/2024, Strike Price $95	800 800,000	904,000
Natural Gas Futures, Expiration Date 03/26/2025, Strike Price $5	500 5,000,000	402,000
Total Call Options Purchased (Cost $3,770,000)		1,306,000
Put Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts
Natural Gas Futures, Expiration Date 03/26/2025, Strike Price $2.25 (Cost $625,000)	500 5,000,000	610,000

	Shares	Value ($)
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.24% (i) (j) (Cost $987,423)	987,423	987,423
Cash Equivalents 21.3%
DWS Central Cash Management Government Fund, 5.36% (i)	149,695,350	149,695,350
DWS ESG Liquidity Fund “Capital Shares” , 5.35% (i)	62,676,360	62,670,092
Total Cash Equivalents (Cost $212,365,559)		212,365,442

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $1,006,608,592)	99.5	993,587,348
Other Assets and Liabilities, Net	0.5	5,202,585
Net Assets	100.0	998,789,933
The accompanying notes are an integral part of the consolidated financial statements.

14	|	DWS Enhanced Commodity Strategy Fund

A summary of the Fund’s transactions with affiliated investments during the year ended June 30, 2024 are as follows:
Value ($) at 6/30/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.24% (i) (j)
1,764,716	—	777,293 (k)	—	—	8,247	—	987,423	987,423
Cash Equivalents 21.3%
DWS Central Cash Management Government Fund, 5.36% (i)
228,703,308	1,262,168,448	1,341,176,406	—	—	8,806,900	—	149,695,350	149,695,350
DWS ESG Liquidity Fund “Capital Shares” , 5.35% (i)
59,371,779	3,286,413	—	—	11,900	3,284,346	—	62,676,360	62,670,092
289,839,803	1,265,454,861	1,341,953,699	—	11,900	12,099,493	—	213,359,133	213,352,865

*	Non-income producing security.
(a)	When-issued security.
(b)
Variable or floating rate security. These securities are shown at their current rate as of
June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $960,470, which is 0.1% of net assets.

(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Investment was valued using significant unobservable inputs.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At June 30, 2024, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(h)	At June 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended June 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	15

CLO: Collateralized Loan Obligation
COT: Commitment of Traders
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LME: London Metal Exchange
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
ULS: Ultra-Low Sulfur
WTI: West Texas Intermediate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At June 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Globex Natural Gas Futures	USD	3/26/2025	135	4,158,462	4,078,350	(80,112)
LME Nickel Futures	USD	12/16/2024	440	48,250,073	46,306,656	(1,943,417)
Total unrealized depreciation						(2,023,529)
At June 30, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Brent Crude Oil Futures	USD	10/31/2024	100	8,293,972	8,289,000	4,972
LME Nickel Futures	USD	12/16/2024	440	77,269,647	46,306,656	30,962,991
Natural Gas Futures	USD	3/27/2025	135	4,146,738	4,078,350	68,388
Total unrealized appreciation						31,036,351
The accompanying notes are an integral part of the consolidated financial statements.

16	|	DWS Enhanced Commodity Strategy Fund

At June 30, 2024, open written option contracts were as follows:
Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation ($)
Call Options
Brent Crude Oil Futures	800	10/28/2024	115.0	800,000	1,108,000β	(264,000)	844,000
Natural Gas Futures	500	3/26/2025	4.0	5,000,000	1,000,000	(892,000)	108,000
Total Call Options					2,108,000	(1,156,000)	952,000
Put Options
Brent Crude Oil Futures	800	10/28/2024	65.0	800,000	868,000β	(384,000)	484,000

β	See Receivable for written options premiums within the Consolidated Statement of Assets and Liabilities.
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At June 30, 2024, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
Barclays Commodity Strategy 1673/BXCS1673	7/15/2024	Barclays Bank PLC	8,910,000	(0.28%)	At Expiration	209,810
Barclays Commodity Strategy 1721/BXCS1721	7/15/2024	Barclays Bank PLC	73,300,000	(0.40%)	At Expiration	(126,053)
Barclays Commodity Strategy 1750/BXCS1750	7/15/2024	Barclays Bank PLC	27,980,000	—	At Expiration	389,260
Barclays EFS Custom Commodity Basket 08 Index/BEFSCB08	7/15/2024	Barclays Bank PLC	37,300,000	—	At Expiration	(153,167)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	7/15/2024	JPMorgan Chase Securities, Inc.	71,315,000	(0.11%)	At Expiration	(992,406)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	7/15/2024	JPMorgan Chase Securities, Inc.	50,939,000	(0.13%)	At Expiration	(601,445)
Bloomberg Commodity Index/BCOM	7/15/2024	Royal Bank of Canada	40,752,000	(0.14%)	At Expiration	(578,223)
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	17

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Bloomberg Commodity Index/BCOM	7/15/2024	Morgan Stanley	40,752,000	(0.12%)	At Expiration	(577,844)
Bloomberg Commodity Index/BCOM	7/15/2024	Barclays Bank PLC	50,939,000	(0.11%)	At Expiration	(722,053)
Bloomberg Commodity Index/BCOM	7/15/2024	Societe Generale	79,465,000	(0.09%)	At Expiration	(1,125,664)
Bloomberg Commodity Index/BCOM	7/15/2024	Macquarie Bank Ltd.	40,752,000	(0.12%)	At Expiration	(577,844)
Bloomberg Commodity Index/BCOM	7/15/2024	Merrill Lynch International Ltd.	40,752,000	(0.11%)	At Expiration	(577,654)
Bloomberg Commodity Index/BCOM	7/15/2024	JPMorgan Chase Securities, Inc.	81,503,000	(0.09%)	At Expiration	(1,154,533)
Bloomberg Commodity Index/BCOM	7/15/2024	Goldman Sachs & Co.	89,653,000	(0.09%)	At Expiration	(1,270,035)
Bloomberg Commodity Index/BCOM	7/15/2024	Canadian Imperial Bank of Commerce	35,658,000	(0.13%)	At Expiration	(505,779)
Bloomberg Lean Hogs index/BCOMLH	7/15/2024	BNP Paribas	10,000,000	(0.10%)	At Expiration	(226,905)
BNP Paribas Commodity C100 Index/BCKTC100	7/15/2024	BNP Paribas	185,495,000	(0.302%)	At Expiration	63,043
BofA Merrill Lynch Commodity Excess Return Strategy/MLCIHR6S	7/15/2024	Merrill Lynch International Ltd.	78,570,000	—	At Expiration	(169,966)
CIBC Milling Wheat Index/CIBZCA	7/15/2024	Canadian Imperial Bank of Commerce	21,413,000	(0.23%)	At Expiration	(1,088,054)
Citi Commodities Gold Call Ratio Index/CICXGCCR	7/15/2024	Citigroup, Inc.	39,890,000	—	At Expiration	4,839
Citi Custom CiVICS 7 Excess Return/CVICSER7	7/15/2024	Citigroup, Inc.	445,031,000	(0.166%)	At Expiration	(4,659,170)
Goldman Sachs Brent Vol Carry 04/GSVLGC04	7/15/2024	Goldman Sachs & Co.	10,000,000	(0.35%)	At Expiration	21,725
The accompanying notes are an integral part of the consolidated financial statements.

18	|	DWS Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Goldman Sachs Brent Vol Carry 05/GSVLBR05	7/15/2024	Goldman Sachs & Co.	10,000,000	(0.35%)	At Expiration	53,930
Goldman Sachs Commodity COT Strategy 1099/ABGS1099	7/15/2024	Goldman Sachs & Co.	54,020,000	(0.35%)	At Expiration	223,327
Goldman Sachs Commodity COT Strategy 1193/ABGS1193	7/15/2024	Goldman Sachs & Co.	40,752,000	(0.086%)	At Expiration	(600,370)
JPMorgan JPOSRVN1 Index/JSRVN1	7/15/2024	JPMorgan Chase Securities, Inc.	52,970,000	(0.25%)	At Expiration	(23,192)
JPMorgan Liquid Commodity Curve Value Long Only Index/JMABCCVL	7/15/2024	JPMorgan Chase Securities, Inc.	52,320,000	(0.35%)	At Expiration	(35,360)
Macquarie Vol Product 2CL2/VMAC2CL2	7/15/2024	Macquarie Bank Ltd.	10,000,000	(0.10%)	At Expiration	3,542
Macquarie Vol Product 3GC1/VMAC3GC1	7/15/2024	Macquarie Bank Ltd.	10,000,000	(0.10%)	At Expiration	86,536
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	7/15/2024	Merrill Lynch International Ltd.	2,380,000	(0.35%)	At Expiration	22,601
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	7/15/2024	Goldman Sachs & Co.	32,601,000	(0.35%)	At Expiration	(324,150)
Morgan Stanley MSCBVB20 Index	7/15/2024	Morgan Stanley	22,580,000	(0.45%)	At Expiration	(99,959)
RBC Enhanced Commodity 21VW Index/RBCE21VW	7/15/2024	Royal Bank of Canada	45,340,000	(0.20%)	At Expiration	(282,118)
RBC Enhanced Commodity CC3V Index/RBCSCC3V	7/15/2024	Royal Bank of Canada	33,490,000	(0.15%)	At Expiration	170,083
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	7/15/2024	Royal Bank of Canada	11,870,000	(0.35%)	At Expiration	(312,868)
SG RBD Index/SGCORBD	7/15/2024	Societe Generale	37,060,000	(0.315%)	At Expiration	69,170
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	19

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
SGI Commodity Dynamic Alpha Index/SGICCODA	7/15/2024	Societe Generale	48,940,000	(0.25%)	At Expiration	132,697
Societe Generale Alpha 1 Custom Excess Return/SGCOA1CE	7/15/2024	Societe Generale	50,020,000	(0.17%)	At Expiration	58,508
Societe Generale Commodity Index/SGCOM11S	7/15/2024	Societe Generale	30,564,000	(0.13%)	At Expiration	(452,797)
Societe Generale M Po 3 U Index/SGCOL45E	7/15/2024	Societe Generale	12,225,000	(0.16%)	At Expiration	(168,993)
UBS Custom Commodity Index/UBSIB163	7/15/2024	UBS AG	67,526,500	(0.307%)	At Expiration	(2,942,488)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	71,315,000	52.8	(900,029)
Bloomberg Corn Subindex	BCOMCN	8,054,000	6.0	(872,820)
Bloomberg Silver Subindex	BCOMSI	(8,018,000)	6.0	61,830
Bloomberg Aluminum Subindex	BCOMAL	8,140,000	6.0	19,172
Bloomberg ULS Diesel Subindex	BCOMHO	(17,483,000)	12.9	(372,127)
Bloomberg WTI Crude Oil Subindex	BCOMCL	(22,043,000)	16.3	(878,514)
UBS Custom Commodity Index/UBSIB163				(2,942,488)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS DBAM Basket 3 Custom Basket/UBSIB165	7/1/2024	UBS AG	13,027,076	(0.155%)	At Expiration	0

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Soybean Subindex	BCOMSY	886,945	3.4	0
Bloomberg Soybean Meal Subindex	BCOMSM	(1,052,354)	4.0	0
Bloomberg Soybean Oil Subindex	BCOMBO	367,904	1.4	0
Bloomberg Cotton Subindex	BCOMCT	744,634	2.8	0
Bloomberg Sugar Subindex	BCOMSB	769,713	2.9	0
Bloomberg Coffee Subindex	BCOMKC	(1,120,356)	4.3	0
Bloomberg Lean Hogs Subindex	BCOMLH	548,379	2.1	0
Bloomberg Live Cattle Subindex	BCOMLC	(561,008)	2.1	0
The accompanying notes are an integral part of the consolidated financial statements.

20	|	DWS Enhanced Commodity Strategy Fund

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Brent Crude Subindex	BCOMCO	2,743,342	10.4	0
Bloomberg WTI Crude Oil Subindex	BCOMCL	751,288	2.9	0
Bloomberg Unleaded Gas Subindex	BCOMRB	(2,268,957)	8.6	0
Bloomberg Low Sulphur Gas Oil Gas Subindex	BCOMGO	(2,229,245)	8.5	0
Bloomberg ULS Diesel Subindex	BCOMHO	1,475,642	5.6	0
Bloomberg Natural Gas Subindex	BCOMNG	(425,143)	1.6	0
Bloomberg Gold Subindex	BCOMGC	(1,564,647)	6.0	0
Bloomberg Silver Subindex	BCOMSI	890,769	3.4	0
Bloomberg Platinum Subindex	BCOMPL	117,192	0.4	0
Bloomberg Palladium Subindex	BCOMPA	366,454	1.4	0
Bloomberg Alluminum Subindex	BCOMAL	2,249,712	8.6	0
Bloomberg Copper Subindex	BCOMHG	880,950	3.4	0
Bloomberg Nickel Subindex	BCOMNI	(440,736)	1.7	0
Bloomberg Zinc Subindex	BCOMZS	(2,616,920)	10.0	0
Bloomberg Wheat Subindex	BCOMWH	337,165	1.3	0
Bloomberg Corn Subindex	BCOMCN	(823,649)	3.2	0
UBS Custom Commodity Index/UBSIB165				0

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Short Positions
Bloomberg Sugar Subindex/BCOMSB	7/15/2024	Merrill Lynch International Ltd.	10,000,000	(0.03%)	At Expiration	(689,941)
Total net unrealized depreciation						(19,529,960)

†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, options purchased, commodity-linked swap contracts and written options, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	21

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$323,728,737	$—	$323,728,737
Asset-Backed (a)	—	79,417,596	—	79,417,596
Commercial Mortgage-Backed Securities	—	44,260,700	—	44,260,700
Collateralized Mortgage Obligations	—	19,434,333	—	19,434,333
Government & Agency Obligations (a)	—	311,477,117	0	311,477,117
Call Options Purchased	1,306,000	—	—	1,306,000
Put Options Purchased	610,000	—	—	610,000
Short-Term Investments (a)	213,352,865	—	—	213,352,865
Derivatives (b)
Futures Contracts	31,036,351	—	—	31,036,351
Commodity-Linked Swap Contracts	—	1,509,071	—	1,509,071
Total	$246,305,216	$779,827,554	$—	$1,026,132,770

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(2,023,529)	$—	$—	$(2,023,529)
Written Options	(1,540,000)	—	—	(1,540,000)
Commodity-Linked Swap Contracts	—	(21,039,031)	—	(21,039,031)
Total	$(3,563,529)	$(21,039,031)	$—	$(24,602,560)
During the period ended June 30, 2024, the amount of transfers between Level 2 and
Level 3 was $94,005. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts and written options, at value.
The accompanying notes are an integral part of the consolidated financial statements.

22	|	DWS Enhanced Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities
as of June 30, 2024

Assets
Investments in non-affiliated securities, at value (cost $793,255,610) — including $960,470 of securities loaned	$780,234,483
Investment in DWS Government & Agency Securities Portfolio (cost $987,423)*	987,423
Investment in affiliated securities, at value (cost $212,365,559)	212,365,442
Cash	7,247
Receivable for written options premiums	1,976,800
Receivable for Fund shares sold	1,954,115
Interest receivable	6,106,417
Affiliated securities lending income receivable	2,512
Receivable for variation margin on futures contracts	30,137,467
Net receivable for pending swap contracts	31,539
Unrealized appreciation on bilateral swap contracts	1,509,071
Foreign taxes recoverable	1,800
Other assets	26,638
Total assets	1,035,340,954
Liabilities
Payable upon return of securities loaned	987,423
Payable for purchased options premiums	3,320,000
Payable for investments purchased — when-issued securities	7,401,281
Payable for Fund shares redeemed	1,049,952
Options written, at value (premiums received $1,000,000)	1,540,000
Unrealized depreciation on bilateral swap contracts	21,039,031
Accrued management fee	550,358
Accrued Trustees' fees	14,170
Other accrued expenses and payables	648,806
Total liabilities	36,551,021
Net assets, at value	$998,789,933
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	23

Consolidated Statement of Assets and Liabilities
as of June 30, 2024 (continued)

Net Assets Consist of
Distributable earnings (loss)	(26,264,798)
Paid-in capital	1,025,054,731
Net assets, at value	$998,789,933
Net Asset Value
Class A
Net Asset Value and redemption price per share ($47,129,795 ÷ 8,254,064 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.71
Maximum offering price per share (100 ÷ 94.25 of $5.71)	$6.06
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($9,192,644 ÷ 1,808,187 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.08
Class R6
Net Asset Value, offering and redemption price per share ($32,261,477 ÷ 5,570,716 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.79
Class S
Net Asset Value, offering and redemption price per share ($41,040,489 ÷ 7,100,042 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.78
Institutional Class
Net Asset Value, offering and redemption price per share ($869,165,528 ÷ 149,956,530 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.80
The accompanying notes are an integral part of the consolidated financial statements.

24	|	DWS Enhanced Commodity Strategy Fund

Consolidated Statement of Operations
for the year ended June 30, 2024

Investment Income
Income:
Interest	$41,225,221
Income distributions from affiliated securities	12,091,246
Affiliated securities lending income	8,247
Total income	53,324,714
Expenses:
Management fee	9,306,939
Administration fee	1,163,087
Services to shareholders	1,361,795
Distribution and service fees	233,112
Custodian fee	50,549
Professional fees	141,353
Reports to shareholders	212,878
Registration fees	101,279
Trustees' fees and expenses	47,328
Other	86,757
Total expenses before expense reductions	12,705,077
Expense reductions	(1,730,684)
Total expenses after expense reductions	10,974,393
Net investment income	42,350,321
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	25

Consolidated Statement of Operations
for the year ended June 30, 2024 (continued)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(3,547,596)
Swap contracts	(1,946,935)
Futures	(30,591,978)
Written options	8,122,228
(27,964,281)
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	11,900
Non-affiliated investments	16,610,598
Swap contracts	(11,443,279)
Futures	30,288,718
Written options	1,479,200
Foreign currency	75
36,947,212
Net gain (loss)	8,982,931
Net increase (decrease) in net assets resulting from operations	$51,333,252
The accompanying notes are an integral part of the consolidated financial statements.

26	|	DWS Enhanced Commodity Strategy Fund

Statements of Changes in Net Assets
	Years Ended June 30,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$42,350,321	$41,785,332
Net realized gain (loss)	(27,964,281)	(442,589,393)
Change in net unrealized appreciation (depreciation)	36,947,212	237,704,895
Net increase (decrease) in net assets resulting from operations	51,333,252	(163,099,166)
Distributions to shareholders:
Class A	(998,793)	(24,521,267)
Class T	—	(4,519)*
Class C	(119,045)	(6,332,216)
Class R6	(850,380)	(14,372,827)
Class S	(917,139)	(22,592,498)
Institutional Class	(23,247,985)	(626,899,071)
Total distributions	(26,133,342)	(694,722,398)
Fund share transactions:
Proceeds from shares sold	377,210,585	846,632,100
Reinvestment of distributions	23,286,778	621,075,123
Payments for shares redeemed	(709,312,991)	(1,616,048,382)
Net increase (decrease) in net assets from Fund share transactions	(308,815,628)	(148,341,159)
Increase (decrease) in net assets	(283,615,718)	(1,006,162,723)
Net assets at beginning of period	1,282,405,651	2,288,568,374
Net assets at end of period	$998,789,933	$1,282,405,651

*	For the period from July 1, 2022 to September 30, 2022 (Class T liquidation date).

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	27

Consolidated Financial Highlights
DWS Enhanced Commodity Strategy Fund — Class A
	Years Ended June 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$5.61	$9.36	$11.23	$7.93	$9.47
Income (loss) from investment operations:
Net investment income[a]	.19	.13	.01	.04	.09
Net realized and unrealized gain (loss)	.02	(.84 )	1.67	3.32	(1.50)
Total from investment operations	.21	(.71 )	1.68	3.36	(1.41)
Less distributions from:
Net investment income	(.11 )	(3.04)	(3.55)	(.06 )	(.13 )
Net asset value, end of period	$5.71	$5.61	$9.36	$11.23	$7.93
Total Return (%)[b,c]	3.80	(9.49)	19.60	42.59	(14.96)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47	59	77	86	58
Ratio of expenses before expense reductions (%)	1.38	1.37	1.36	1.42	1.51
Ratio of expenses after expense reductions (%)	1.16	1.24	1.27	1.22	1.29
Ratio of net investment income (%)	3.29	2.05	.11	.39	1.05
Portfolio turnover rate (%)	54	90	134	81	68

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the consolidated financial statements.

28	|	DWS Enhanced Commodity Strategy Fund

DWS Enhanced Commodity Strategy Fund — Class C
	Years Ended June 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$4.99	$8.33	$10.04	$7.11	$8.49
Income (loss) from investment operations:
Net investment income (loss)[a]	.13	.07	(.05 )	(.03 )	.03
Net realized and unrealized gain (loss)	.02	(.75 )	1.49	2.98	(1.35)
Total from investment operations	.15	(.68 )	1.44	2.95	(1.32)
Less distributions from:
Net investment income	(.06 )	(2.66)	(3.15)	(.02 )	(.06 )
Net asset value, end of period	$5.08	$4.99	$8.33	$10.04	$7.11
Total Return (%)[b,c]	3.05	(10.18)	18.67	41.55	(15.59)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	12	23	13	9
Ratio of expenses before expense reductions (%)	2.03	2.04	1.99	2.09	2.20
Ratio of expenses after expense reductions (%)	1.91	1.98	1.98	1.97	2.04
Ratio of net investment income (loss) (%)	2.53	1.26	(.61 )	(.35 )	.32
Portfolio turnover rate (%)	54	90	134	81	68

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	29

DWS Enhanced Commodity Strategy Fund — Class R6
	Years Ended June 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$5.69	$9.50	$11.39	$8.05	$9.62
Income (loss) from investment operations:
Net investment income[a]	.21	.16	.05	.07	.12
Net realized and unrealized gain (loss)	.02	(.86 )	1.69	3.37	(1.52)
Total from investment operations	.23	(.70 )	1.74	3.44	(1.40)
Less distributions from:
Net investment income	(.13 )	(3.11)	(3.63)	(.10 )	(.17 )
Net asset value, end of period	$5.79	$5.69	$9.50	$11.39	$8.05
Total Return (%)[b]	4.11	(9.17)	20.06	43.00	(14.58)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	42	44	46	31
Ratio of expenses before expense reductions (%)	1.02	1.01	.97	1.02	1.08
Ratio of expenses after expense reductions (%)	.89	.89	.89	.89	.89
Ratio of net investment income (%)	3.56	2.43	.49	.73	1.42
Portfolio turnover rate (%)	54	90	134	81	68

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the consolidated financial statements.

30	|	DWS Enhanced Commodity Strategy Fund

DWS Enhanced Commodity Strategy Fund — Class S
	Years Ended June 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$5.68	$9.48	$11.37	$8.03	$9.59
Income (loss) from investment operations:
Net investment income[a]	.20	.15	.03	.06	.12
Net realized and unrealized gain (loss)	.02	(.86 )	1.69	3.36	(1.53)
Total from investment operations	.22	(.71 )	1.72	3.42	(1.41)
Less distributions from:
Net investment income	(.12 )	(3.09)	(3.61)	(.08 )	(.15 )
Net asset value, end of period	$5.78	$5.68	$9.48	$11.37	$8.03
Total Return (%)[b]	3.98	(9.30)	19.86	42.86	(14.79)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41	49	79	70	83
Ratio of expenses before expense reductions (%)	1.14	1.15	1.13	1.19	1.25
Ratio of expenses after expense reductions (%)	1.00	1.04	1.07	1.03	1.09
Ratio of net investment income (%)	3.45	2.23	.30	.62	1.30
Portfolio turnover rate (%)	54	90	134	81	68

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	31

DWS Enhanced Commodity Strategy Fund — Institutional Class
	Years Ended June 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$5.69	$9.51	$11.40	$8.06	$9.62
Income (loss) from investment operations:
Net investment income[a]	.21	.16	.05	.07	.13
Net realized and unrealized gain (loss)	.03	(.87 )	1.70	3.37	(1.52)
Total from investment operations	.24	(.71 )	1.75	3.44	(1.39)
Less distributions from:
Net investment income	(.13 )	(3.11)	(3.64)	(.10 )	(.17 )
Net asset value, end of period	$5.80	$5.69	$9.51	$11.40	$8.06
Total Return (%)[b]	4.29	(9.24)	20.07	42.94	(14.58)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	869	1,121	2,066	1,848	1,371
Ratio of expenses before expense reductions (%)	1.03	1.06	1.04	1.09	1.19
Ratio of expenses after expense reductions (%)	.89	.89	.89	.89	.90
Ratio of net investment income (%)	3.56	2.35	.48	.73	1.46
Portfolio turnover rate (%)	54	90	134	81	68

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the consolidated financial statements.

32	|	DWS Enhanced Commodity Strategy Fund

Notes to Consolidated Financial Statements
A.
Organization and Significant Accounting Policies
DWS Enhanced Commodity Strategy Fund (the “Fund” ) is a diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	33

Principles of Consolidation. The Fund invests indirectly in commodities markets through a wholly owned subsidiary, Cayman Commodity Fund II, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary” ). The Fund and the Subsidiary are each a commodity pool and are subject to the requirements of the Commodity Exchange Act (“CEA” ), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC” ) promulgated thereunder. DWS Investment Management Americas, Inc. (the “Advisor” ) acts as a commodity pool operator with respect to the operation of the Fund and the Subsidiary as commodity pools under and pursuant to the CEA. The Advisor, the Fund and the Subsidiary are subject to dual regulation by the CFTC and the Securities and Exchange Commission. Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, such as futures and options contracts and commodity-linked swaps. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of June 30, 2024, the Fund’s investment in the Subsidiary was $195,686,031, representing 18.9% of the Fund’s total assets.
The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

34	|	DWS Enhanced Commodity Strategy Fund

Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of

DWS Enhanced Commodity Strategy Fund	|	35

the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Consolidated Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had securities on loan, which were classified as corporate bonds in the Consolidated Investment Portfolio. The value of the related collateral exceeded the value of the security loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

36	|	DWS Enhanced Commodity Strategy Fund

When-Issued, Delayed-Delivery and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Income from certain commodity-linked derivatives does not constitute “qualifying income”  to the Fund. Receipt of such income could cause the Fund to be subject to tax at the Fund level. The IRS has issued a private letter ruling to the Fund stating that such income earned through its wholly owned Subsidiary constitutes qualifying income. The Fund is required to increase its taxable income by its share of the Subsidiary’s income, including net gains from commodity-linked transactions. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income for future periods.
At June 30, 2024, the Fund had net tax basis capital loss carryforwards of $39,446,103, including short-term losses ($15,382,292) and long-term losses ($24,063,811), which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of June 30, 2024 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s consolidated financial

DWS Enhanced Commodity Strategy Fund	|	37

statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, premium amortization on debt securities and investment in the subsidiary. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At June 30, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$15,352,498
Capital loss carryforwards	$(39,446,103)
Net unrealized appreciation (depreciation) on investments	$(853,556,837)
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $1,874,335,971. The net unrealized depreciation for all investments based on tax cost was $853,556,837. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $218,397,204 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,071,954,041.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended June 30,
	2024	2023
Distributions from ordinary income*	$26,133,342	$694,722,398

*	For tax purposes, short-term capital gain distributions, and income and net realized gains from certain commodity-linked derivative instruments are considered ordinary income distributions.

38	|	DWS Enhanced Commodity Strategy Fund

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Consolidated Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary

DWS Enhanced Commodity Strategy Fund	|	39

cash or securities (“initial margin” ) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
Commodity-linked swap agreements involve a commitment to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index underlying the commodity-linked swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. For the year ended June 30, 2024, the Fund entered into commodity-linked swap agreements to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
A summary of the open commodity-linked swap contracts as of June 30, 2024 is included in a table following the Fund’s Consolidated Investment Portfolio. For the year ended June 30, 2024, the investment in long commodity-linked swap contracts had a total notional amount generally indicative of a range from $1,794,522,000 to $2,279,763,000.
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended June 30, 2024, the Fund entered into commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it

40	|	DWS Enhanced Commodity Strategy Fund

relates. Risk of loss may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2024, is included in a table following the Fund’s Consolidated Investment Portfolio. For the year ended June 30, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $50,385,000 to $102,322,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $55,528,000 to $108,314,000.
Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. The Fund may also purchase options on exchange-traded futures contracts where the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the underlying futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the year ended June 30, 2024, the Fund entered into options on commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. There is no premium paid at the time of purchase on certain options on exchange-traded futures. At the expiration of these options on exchange-traded futures, the accumulated variation margin made or received is recorded as realized gains or losses. Certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

DWS Enhanced Commodity Strategy Fund	|	41

A summary of open purchased option contracts as of June 30, 2024 is included in the Fund’s Consolidated Investment Portfolio. A summary of open written option contracts is included in the table following the Fund’s Consolidated Investment Portfolio. For the year ended June 30, 2024, the investment in purchased options contracts had a total value generally indicative of a range from approximately $1,528,000 to $5,519,000, and the investment in written options contracts had a total value generally indicative of a range from $848,000 to approximately $3,481,000.
The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2024 and the related location in the accompanying Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a) (b)	$1,916,000	$1,509,071	$31,036,351	$34,461,422
Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Consolidated Investment Portfolio; within the Consolidated Statement of Assets and
Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Investments in securities at value (includes purchased options) and unrealized appreciation on bilateral swap contracts.

Liability Derivatives	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a) (b)	$(1,540,000)	$(21,039,031)	$(2,023,529)	$(24,602,560)
Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Consolidated Investment Portfolio; within the Consolidated Statement of Assets and
Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Written options, at value and unrealized depreciation on bilateral swap contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended June 30, 2024 and the related location in the accompanying Consolidated

42	|	DWS Enhanced Commodity Strategy Fund

Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a)	$(3,228,000)	$8,122,228	$(1,946,935)	$(30,591,978)	$(27,644,685)
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a)	Net realized gain (loss) from investments (includes purchased options), written options, swap and futures contracts, respectively

Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a)	$(2,608,000)	$1,479,200	$(11,443,279)	$30,288,718	$17,716,639
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swap and futures contracts, respectively
As of June 30, 2024, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Consolidated

DWS Enhanced Commodity Strategy Fund	|	43

Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received (a)	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$599,070	$(599,070)	$—	$—	$—
BNP Paribas	63,043	(63,043)	—	—	—
Citigroup, Inc.	4,839	(4,839)	—	—	—
Goldman Sachs & Co.	298,982	(298,982)	—	—	—
Macquarie Bank Ltd.	90,078	(90,078)	—	—	—
Merrill Lynch International Ltd.	22,601	(22,601)	—	—	—
Royal Bank of Canada	170,083	(170,083)	—	—	—
Societe Generale	260,375	(260,375)	—	—	—
	$1,509,071	$(1,509,071)	$—	$—	$—

44	|	DWS Enhanced Commodity Strategy Fund

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$1,001,273	$(599,070)	$(402,203)	$—	$—
BNP Paribas	226,905	(63,043)	(163,862)	—	—
Canadian Imperial Bank of Commerce	1,593,833	—	(1,593,833)	—	—
Citigroup, Inc.	4,659,170	(4,839)	(4,654,331)	—	—
Goldman Sachs & Co.	2,194,555	(298,982)	—	—	1,895,573
JPMorgan Chase Securities, Inc.	2,806,936	—	(2,806,936)	—	—
Macquarie Bank Ltd.	577,844	(90,078)	(487,766)	—	—
Merrill Lynch International Ltd.	1,437,561	(22,601)	(1,414,960)	—	—
Morgan Stanley	677,803	—	(677,803)	—	—
Royal Bank of Canada	1,173,209	(170,083)	(809,584)	—	193,542
Societe Generale	1,747,454	(260,375)	(1,487,079)	—	—
UBS AG	2,942,488	—	(2,942,488)	—	—
	$21,039,031	$(1,509,071)	$(17,440,845)	$—	$2,089,115

(a)	The actual collateral received and/or pledged may be more than the amounts shown.
C.
Purchases and Sales of Securities
During the year ended June 30, 2024, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$147,085,285	$237,683,645
U.S. Treasury Obligations	$349,073,902	$474,755,538
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH &

DWS Enhanced Commodity Strategy Fund	|	45

Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Prior to October 1, 2023, under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.850%
Next $500 million of such net assets	.800%
Next $500 million of such net assets	.750%
Next $1 billion of such net assets	.725%
Next $1 billion of such net assets	.700%
Next $1.5 billion of such net assets	.675%
Over $5 billion of such net assets	.650%
Effective October 1, 2023, under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.800%
Next $500 million of such net assets	.750%
Next $500 million of such net assets	.700%
Next $1 billion of such net assets	.675%
Next $1 billion of such net assets	.650%
Next $1.5 billion of such net assets	.625%
Over $5 billion of such net assets	.600%
Accordingly, for the year ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.776% of the Fund’s average daily net assets.
For the period from July 1, 2023 through September 30, 2023 (through September 30, 2024 for Class R6 and Institutional Class shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

46	|	DWS Enhanced Commodity Strategy Fund

such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.22%
Class C	1.97%
Class R6	.89%
Class S	1.02%
Institutional Class	.89%
Effective October 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of certain classes as follows:
Class A	1.14%
Class C	1.89%
Class S	.99%
For the year ended June 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$115,527
Class C	11,757
Class R6	48,734
Class S	60,876
Institutional Class	1,493,790
$1,730,684
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended June 30, 2024, the Administration Fee was $1,163,087, of which $81,362 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

DWS Enhanced Commodity Strategy Fund	|	47

servicing fee it receives from the Fund. For the year ended June 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$7,614	$1,271
Class C	412	62
Class R6	34,055	5,754
Class S	8,340	1,325
Institutional Class	7,853	1,448
	$58,274	$9,860
In addition, for the year ended June 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Consolidated Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$101,464
Class C	9,701
Class S	83,171
Institutional Class	1,083,877
$1,278,213
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended June 30, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2024
Class C	$77,356	$5,779
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

48	|	DWS Enhanced Commodity Strategy Fund

accounts the firms service. For the year ended June 30, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2024	Annual Rate
Class A	$129,992	$21,634.25%
Class C	25,764	3,918.25%
	$155,756	$25,552
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended June 30, 2024 aggregated $664.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended June 30, 2024, the CDSC for Class C shares aggregated $458. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended June 30, 2024, DDI received $5 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended June 30, 2024, the amount charged to the Fund by DIMA included in the Consolidated Statement of Operations under “Reports to shareholders”  aggregated $1,458, of which $235 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the

DWS Enhanced Commodity Strategy Fund	|	49

investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.
F.
Investing in Commodities-Related Investments
The Fund invests in commodity-linked derivative instruments such as commodity-linked swaps, commodity-linked structured notes and options and futures contracts that are designed to provide exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. The commodities-linked derivatives instruments in which the Fund invests are more volatile than many other types of securities and may subject the Fund to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables based upon changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price. The Fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.

50	|	DWS Enhanced Commodity Strategy Fund

G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended June 30, 2024		Year Ended June 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,262,140	$12,810,578	4,695,263	$29,636,678
Class C	230,308	1,166,695	339,404	2,090,371
Class R6	1,895,937	10,860,673	3,626,675	23,315,692
Class S	1,885,827	10,730,902	2,872,452	19,031,792
Institutional Class	59,453,650	341,641,737	117,991,130	772,557,567
		$377,210,585		$846,632,100
Shares issued to shareholders in reinvestment of distributions
Class A	100,561	$571,247	2,620,236	$15,708,090
Class T	—	—	752 *	4,519 *
Class C	22,663	114,641	1,090,773	5,833,383
Class R6	101,062	581,304	1,713,750	10,423,243
Class S	148,700	854,814	3,564,814	21,619,256
Institutional Class	3,676,971	21,164,772	93,264,251	567,486,632
		$23,286,778		$621,075,123
Shares redeemed
Class A	(4,553,760)	$(25,895,041)	(5,111,473)	$(32,622,452)
Class T	—	—	(2,261)*	(13,404)*
Class C	(839,494)	(4,219,873)	(1,786,792)	(10,789,668)
Class R6	(3,765,729)	(21,774,203)	(2,620,144)	(17,374,048)
Class S	(3,597,626)	(20,747,539)	(6,085,814)	(41,774,785)
Institutional Class	(110,030,924)	(636,676,335)	(231,588,342)	(1,513,474,025)
		$(709,312,991)		$(1,616,048,382)

DWS Enhanced Commodity Strategy Fund	|	51

	Year Ended June 30, 2024		Year Ended June 30, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(2,191,059)	$(12,513,216)	2,204,026	$12,722,316
Class T	—	—	(1,509)*	(8,885)*
Class C	(586,523)	(2,938,537)	(356,615)	(2,865,914)
Class R6	(1,768,730)	(10,332,226)	2,720,281	16,364,887
Class S	(1,563,099)	(9,161,823)	351,452	(1,123,737)
Institutional Class	(46,900,303)	(273,869,826)	(20,332,961)	(173,429,826)
		$(308,815,628)		$(148,341,159)

*	For the period from July 1, 2022 to September 30, 2022 (Class T liquidation date).

52	|	DWS Enhanced Commodity Strategy Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Securities Trust and Shareholders of DWS Enhanced Commodity Strategy Fund:
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of DWS Enhanced Commodity Strategy Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Securities Trust) (the “Trust” ), including the consolidated investment portfolio, as of June 30, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Deutsche DWS Securities Trust) at June 30, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.

DWS Enhanced Commodity Strategy Fund	|	53

Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
August 23, 2024

54	|	DWS Enhanced Commodity Strategy Fund

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Enhanced Commodity Strategy Fund	|	55

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Enhanced Commodity Strategy Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

56	|	DWS Enhanced Commodity Strategy Fund

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022. The Board observed that there were limitations to the usefulness of the comparative data provided by Morningstar, noting that the applicable Morningstar universe for the Fund was of limited relevance due to differences between the types of investments made by the Fund as compared to those made by many other funds in the universe, among other factors.

DWS Enhanced Commodity Strategy Fund	|	57

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, effective October 1, 2023, in connection with the 2023 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board also observed that the Broadridge expense universe for the Fund was of limited relevance due to its small size, among other factors. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the

58	|	DWS Enhanced Commodity Strategy Fund

estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to

DWS Enhanced Commodity Strategy Fund	|	59

compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

60	|	DWS Enhanced Commodity Strategy Fund

DECSF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/29/2024